Repurchase Agreements, and Securities Lending Transactions Accounted for as Secured Borrowings [Text Block]	6 Months Ended
Sep. 30, 2016
Text Block [Abstract]
Repurchase Agreements, and Securities Lending Transactions Accounted for as Secured Borrowings [Text Block]

9.    REPURCHASE AGREEMENTS, AND SECURITIES LENDING TRANSACTIONS ACCOUNTED FOR AS SECURED BORROWINGS

The following tables present gross obligations for payables under repurchase agreements, payables under securities lending transactions and obligations to return securities received as collateral by remaining contractual maturity and class of collateral pledged at March 31, 2016 and September 30, 2016. Potential risks associated with these arrangements primarily relate to market and liquidity risks. To manage risks associated with market exposure, the MUFG Group generally revalues the collateral underlying its repurchase agreements and securities lending transactions on a daily basis and monitors the value of the underlying securities, consisting of primarily high-quality securities such as Japanese national government and Japanese government agency bonds, and foreign governments and official institutions bonds. In the event the market value of such securities falls below the related agreements at contract amounts plus accrued interest, the MUFG Group may be required to deposit additional collateral when appropriate. To address liquidity risks, the MUFG Group conducts stress tests to ensure the adequate level of liquidity is maintained in the event of a decline in the fair value of any collateral pledged.

	March 31, 2016
	Remaining Contractual Maturity
	Overnight and open	30 days or less	31-90 days	Over 90 days	Total
	(in billions)
Payables under repurchase agreements	¥2,518	¥19,452	¥1,916	¥1,754	¥25,640
Payables under securities lending transactions	2,443	2,019	248	—	4,710
Obligations to return securities received as collateral	1,846	73	—	—	1,919

Total	¥6,807	¥21,544	¥2,164	¥1,754	¥32,269

	September 30, 2016
	Remaining Contractual Maturity
	Overnight and open	30 days or less	31-90 days	Over 90 days	Total
	(in billions)
Payables under repurchase agreements	¥2,259	¥17,521	¥2,208	¥1,960	¥23,948
Payables under securities lending transactions	2,789	2,049	1,610	—	6,448
Obligations to return securities received as collateral	1,692	73	119	—	1,884

Total	¥6,740	¥19,643	¥3,937	¥1,960	¥32,280

Secured borrowing by the class of collateral pledged at March 31, 2016 and September 30, 2016 was as follows:

	March 31, 2016
	Payables under repurchase agreements	Payables under securities lending transactions	Obligations to return securities received as collateral
	(in billions)
Japanese national government and Japanese government agency bonds	¥2,270	¥4,211	¥930
Foreign governments and official institutions bonds	19,426	—	738
Corporate bonds	581	—	71
Residential mortgage-backed securities	3,027	124	—
Other debt securities	177	—	—
Marketable equity securities	133	375	180
Others	26	—	—

Total	¥25,640	¥4,710	¥1,919

	September 30, 2016
	Payables under repurchase agreements	Payables under securities lending transactions	Obligations to return securities received as collateral
	(in billions)
Japanese national government and Japanese government agency bonds	¥2,519	¥5,913	¥840
Foreign governments and official institutions bonds	17,542	—	571
Corporate bonds	483	11	134
Residential mortgage-backed securities	3,087	—	1
Other debt securities	145	—	6
Marketable equity securities	50	524	332
Others	122	—	—

Total	¥23,948	¥6,448	¥1,884